Document and Entity Information	Dec. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2023
Entity File Number	814-01397
Entity Registrant Name	Barings Private Credit Corp
Entity Central Index Key	0001859919
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	86-3780522
Entity Address, Address Line One	300 SOUTH TRYON STREET
Entity Address, Address Line Two	SUITE 2500
Entity Address, City or Town	CHARLOTTE
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	704
Local Phone Number	805-7200
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false